Intangible assets, net (Details 2) (CNY)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Intangible assets, net
Amortization expenses for intangible assets	82,168,927	67,731,468	59,366,824